Loans and Borrowings	12 Months Ended
Dec. 31, 2024
Disclosure of Borrowings [Abstract]
Loans and Borrowings	LOANS AND BORROWINGS

	Note	December 31, 2024	December 31, 2023
Credit facility	13(a)	$1,080,557	$527,368
2023 convertible notes	13(b)	131,682	123,720
2020 convertible notes	13(c)	135,592	135,288
2019 convertible notes	13(d)	—	138,604
Total loans and borrowings		$1,347,831	$924,980

Classified and presented as:
Current		$135,592	$138,604
Non-current		1,212,239	786,376
		$1,347,831	$924,980
The following is a reconciliation of the changes in the carrying amount of loans and borrowings during the years ended December 31, 2024 and 2023 to cash flows arising from financing activities:

	Note	2024	2023
Balance – beginning of year(1)		$927,551	$828,024
Financing cash flows:
Draw down on credit facility		560,000	253,667
Proceeds for liability component of 2023 convertible notes issued	13(b)	—	127,155
Repayment of portion of credit facility		—	(293,000)
Interest paid		(108,535)	(64,824)
Transaction costs	13(a),(b)	(7,645)	(6,962)
Other changes:
Extinguishment of convertible notes	13(c),(d)	(266,241)	—
Recognition of new convertible notes	13(c),(d)	259,306	—
Conversion of 2019 convertible notes	13(d)	(139,661)	—
Interest and accretion expense		128,493	79,142
(Gain) loss on non-substantial modification of debt	13(a)	(3,686)	4,349
Balance – end of year including accrued interest		1,349,582	927,551
Less: Accrued interest(2)		(1,751)	(2,571)
Balance – end of year		$1,347,831	$924,980
(1)    Includes accrued interest.
(2)    Included in accounts payable and accrued liabilities.
(a)Credit facility
The Company’s credit facility with a syndicate of lenders includes a $700.0 million revolving facility with a maturity date of July 28, 2026 (the “Revolving Facility”). The credit facility also provides for an uncommitted accordion feature which permits the Company to request an increase in the principal amount of the facility by up to $100.0 million.
On February 17, 2023, the Company and its lenders entered into an agreement to amend certain of the financial covenants and the interest rate margins applicable to amounts drawn on the credit facility. On amendment, the Company recognized a modification loss of $4.3 million in other income to reflect the adjusted amortized cost of the Revolving Facility, net of transaction costs incurred on modification of $1.5 million.
13.    LOANS AND BORROWINGS (CONTINUED)
(a)Credit facility (continued)
On May 13, 2024, in connection with the Greenstone Acquisition (note 5), the Company amended its credit facility to include a $500.0 million non-revolving term loan with a maturity date of May 13, 2027 (the “Term Loan”). No principal repayments are required under the Term Loan during the first two years of the three-year term. Quarterly repayments will commence on August 13, 2026 equal to 10% of the then outstanding principal amount, with the remaining outstanding principal payable at maturity. The Company may prepay any portion of the outstanding Term Loan at any time without penalty. Except for amendments to certain of the financial covenants, there were no changes to the terms of the Revolving Facility during the year ended December 31, 2024. The Term Loan, together with the Revolving Facility, are collectively referred to as the Credit Facility. The amendment to the Credit Facility was accounted for as a non-substantial modification. On amendment, the Company recognized a modification gain of $3.5 million in other income to reflect the adjusted amortized cost of the Credit Facility, net of transaction costs of $7.6 million incurred on modification.
During the year ended December 31, 2024, the Company drew down $60.0 million under the Revolving Facility (2023 – $253.7 million). At December 31, 2024, the carrying amount of the Revolving Facility and Term Loan was $589.8 million and $490.8 million, respectively (2023 – carrying amount of Revolving Facility was $527.4 million). At December 31, 2024, there was $104.6 million undrawn on the Revolving Facility (2023 – $165.2 million) and the Term Loan was fully drawn.
Amounts drawn under the Credit Facility are subject to variable interest rates at the applicable term rate based on the Secured Overnight Financing Rate (“SOFR”) plus an applicable margin in the range of 2.50% to 4.50%, based on the Company’s total net leverage ratio, and a credit spread adjustment of 0.10% to 0.25%, based on the interest period.
The Credit Facility is secured by a first-ranking security interest over all present and future property and assets of the Company and its material subsidiaries.
The Credit Facility is subject to standard conditions and covenants. At December 31, 2024, the Company was in compliance with the applicable covenants. To maintain the classification of the liability as non-current, the Company is required to comply with future covenants which include: (a) a maximum senior net debt to earnings before interest, income taxes, depreciation and depletion, and certain other adjustments for the preceding 12 months (“Rolling EBITDA”) ratio; (b) a maximum total net debt to Rolling EBITDA ratio; (c) a minimum Rolling EBITDA to interest expense for the preceding 12 months ratio; (d) a minimum tangible net worth; and (e) minimum liquidity. The above financial covenants are calculated as at the last day of each fiscal quarter.
(b)2023 convertible notes
On September 21, 2023, the Company issued $172.5 million of unsecured senior convertible notes (the “2023 Convertible Notes”) on a bought deal private placement basis. The Company received net proceeds of $165.1 million, net of transaction costs of $7.4 million. The 2023 Convertible Notes mature on October 15, 2028 and bear interest at 4.75% per annum, payable semi-annually in arrears on April 15 and October 15 of each year beginning April 15, 2024.
The 2023 Convertible Notes are convertible at the holder’s option into common shares of the Company at any time prior to maturity at a fixed conversion rate of 158.7302 common shares per $1,000 principal amount, representing an initial conversion price of $6.30 per share, subject to certain anti-dilution adjustments. In addition, if certain fundamental changes occur, including a change in control, or upon notice of redemption by the Company as described below, the holders may elect to convert their 2023 Convertible Notes and may be entitled to an increased conversion rate.
Prior to October 20, 2026, the Company may not redeem the 2023 Convertible Notes except in the event of certain changes in Canadian tax law. At any time on or after October 20, 2026 and until maturity, the Company may redeem all or part of the 2023 Convertible Notes for cash if the price of the Company’s common shares for at least 20 trading days in a period of 30 consecutive trading days ending on the trading day prior to the date of notice of redemption exceeds 130% of the conversion price in effect on each such day. The redemption price is equal to 100% of the principal amount of the 2023 Convertible Notes to be redeemed plus accrued and unpaid interest.
In the event of a fundamental change, the holders have the right to require the Company to purchase its outstanding 2023 Convertible Notes at a cash purchase price equal to 100% of the principal amount plus accrued and unpaid interest.
13.    LOANS AND BORROWINGS (CONTINUED)
(b)2023 convertible notes (continued)
The 2023 Convertible Notes are compound financial instruments consisting of a financial liability and a conversion option that is classified as equity. Of the gross proceeds of $172.5 million, $127.2 million was allocated to the liability component, representing the fair value of the liability component on initial recognition, calculated as the present value of the contractual principal and interest payments over the term of the 2023 Convertible Notes using a discount rate of 12.2%. The equity component, representing the holders’ conversion option, was allocated the residual amount of $45.3 million. The transaction costs incurred were allocated to the liability and equity components in proportion to the allocation of the gross proceeds, with $5.5 million allocated to the liability and $1.9 million allocated to equity. A deferred tax liability of $11.7 million for the taxable temporary difference arising from the difference between the initial carrying amount of the liability component of the 2023 Convertible Notes and the tax base was recognized with a corresponding charge directly to equity.
The amount allocated to the liability component, net of transaction costs, of $121.7 million will be increased to the face value of the 2023 Convertible Notes over the term to maturity using an EIR of 12.7%.
(c)2020 convertible notes
In March 2020, the Company issued $139.3 million in convertible notes on a private placement basis with a maturity date of March 10, 2025, a conversion price of $7.80 per common share and an annual interest rate of 4.75% payable quarterly in arrears (the “2020 Convertible Notes”).
In April and May 2024, the Company amended the terms of the 2020 Convertible Notes to extend the maturity date from March 10, 2025 to September 10, 2025, and amended the conversion price from $7.80 per common share to $6.50 per common share. Certain of the financial covenants were also amended. The amendments to the 2020 Convertible Notes were considered substantial modifications and accounted for as early redemptions of the existing compound instruments. On modification, the Company recognized a new financial liability in the amount of $132.0 million, representing the fair value of the liability components of the new compound instruments, calculated as the present value of the contractual cash flows over the remaining term using a discount rate of 8.7%. In addition, the Company recognized a gain of $1.7 million, calculated as the difference between the fair value of the existing liability component on the date of modification and the carrying amount of $136.2 million derecognized, in other income and an increase to reserves within equity for the residual amount of $1.8 million, net of tax of $0.7 million.
Holders of the 2020 Convertible Notes may exercise their conversion option at any time, provided that the holder owns less than 20% of the issued and outstanding common shares of the Company. The Company has call options that are exercisable if the 90-day volume weighted average trading price of the Company’s common shares exceeds $8.45 for a period of 30 consecutive days. Upon exercise of the option by the Company, the holders are required to either (i) exercise the conversion option on the remaining principal outstanding or (ii) demand cash payment from the Company subject to a predetermined formula based on the respective conversion price per share and the Company’s share price at the time of redemption.
The carrying amount of the 2020 Convertible Notes will be increased to the principal amount over the remaining term to maturity using an EIR of 8.7% (2023 – 7.3%).
The 2020 Convertible Notes are secured by a second ranking security interest over all present and future assets of the Company and its material subsidiaries and are subordinate to the Credit Facility.
The 2020 Convertible Notes are subject to standard conditions and covenants, including maintenance of certain debt to earnings ratios. At December 31, 2024, the Company was in compliance with these covenants.
(d)2019 convertible notes
In April 2019, the Company issued $139.7 million in convertible notes on a private placement basis with a maturity date of April 12, 2024, a conversion price of $5.25 per common share and an annual interest rate of 5% payable quarterly in arrears (the “2019 Convertible Notes”).
13.    LOANS AND BORROWINGS (CONTINUED)
(d)2019 convertible notes (continued)
In April 2024, the Company amended the terms of the 2019 Convertible Notes to extend the maturity date from April 12, 2024 to October 12, 2024. The amendment to certain of the 2019 Convertible Notes with an outstanding principal of $130.0 million was considered a substantial modification. On modification, the Company recognized a new financial liability in the amount of $127.3 million, representing the fair value of the liability component of the new compound instrument, calculated as the present value of the contractual cash flows over the remaining term using a discount rate of 9.3%. In addition, the Company derecognized the carrying amount of the existing financial liability of $130.0 million and recognized an increase to reserves within equity for the residual amount of $2.0 million, net of tax of $0.7 million.
In October 2024, the 2019 Convertible Notes were fully converted into common shares of the Company (note 19(b)).